Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Earnings Per Share

For the year ended October 31 ($ millions)	2018	2017	2016
Basic earnings per common share
Net income attributable to common shareholders	$8,361	$7,876	$6,987
Weighted average number of common shares outstanding (millions)	1,213	1,203	1,204
Basic earnings per common share(1) (in dollars)	$6.90	$6.55	$5.80
Diluted earnings per common share
Net income attributable to common shareholders	$8,361	$7,876	$6,987
Dilutive impact of share-based payment options and others(2)	16	59	83
Net income attributable to common shareholders (diluted)	$8,377	$7,935	$7,070
Weighted average number of common shares outstanding (millions)	1,213	1,203	1,204
Dilutive impact of share-based payment options and others(2) (millions)	16	20	22
Weighted average number of diluted common shares outstanding (millions)	1,229	1,223	1,226
Diluted earnings per common share(1) (in dollars)	$6.82	$6.49	$5.77

(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)

Certain tandem stock appreciation rights or options as well as acquisition related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.